March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA BNY
File No. 811-08750, CIK 0000929519
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance Trust; MTB Group of Funds; JP Morgan Series Trust II and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 2, 2006, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 3, 2006, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 8, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 24, 2006, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 10, 2006, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On March 6, 2006, MTB Group of Funds filed its annual report with the Commission via EDGAR (CIK: 0000830744);

•	On March 9, 2006, JP Morgan Series Trust II filed its annual report with the Commission via EDGAR (CIK: 0000916118); and

Securities and Exchange Commission

March 30, 2006

•	On February 28, 2006, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company